Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income Taxes
Income taxes consist of the following:

	Year ended December 31
(In US$ millions)	2015	2014	2013
Current tax expense:
Bermuda	—	—	—
Foreign	177	23	200
Deferred tax expense/(benefit):
Bermuda	—	—	—
Foreign	31	(4)	(50)
Tax related to internal sale of assets in subsidiary, amortized for group purposes	—	—	4
Total tax expense	208	19	154
Effective tax rate	(38.4)%	0.5%	5.2%

Income Tax Reconciliation
The income taxes for the years ended December 31 2015, 2014 and 2013 differed from the amount computed by applying the Bermudan statutory income tax rate of 0% as follows:

	Year ended December 31
(In US$ millions)	2015	2014	2013
Income taxes at statutory rate	—	—	—
Effect of transfers to new tax jurisdictions	—	—	4
Effect of change on uncertain tax positions relating to prior year	—	(85)	(7)
Effect of unremitted earnings of subsidiaries	38	—	—
Effect of taxable income in various countries	170	104	157
Total tax expense	208	19	154

Net Deferred Tax Assets (Liabilities)
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2015	December 31, 2014
Pensions and stock options	9	19
Provisions	16	20
Net operating losses carried forward	265	291
Other	2	3
Gross deferred tax asset	292	333
Valuation allowance related to net operating losses carried forward	(211)	(280)
Net deferred tax asset	81	53

Deferred Tax Liability:

(In US$ millions)	December 31, 2015	December 31, 2014
Property, plant and equipment	98	60
Unremitted Earnings of Subsidiaries	38	—
Foreign exchange	—	7
Gross deferred tax liability	136	67
Net deferred tax	(55)	(14)

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2015	December 31, 2014
Deferred tax asset	81	53
Deferred tax liability	(136)	(67)
Net deferred tax	(55)	(14)

Changes to Liabilities Related to Unrecognized Tax Benefits
The changes to our uncertain tax positions, including interest and penalties that we recognize as a component of income tax expense, were as follows:

	Year ended December 31
(In US$ millions)	2015	2014	2013
Balance beginning of period	9	147	154
Increases as a result of positions taken in prior periods	—	9	29
Increases as a result of positions taken during the current period	—	—	12
Decreases as a result of positions taken in prior periods	—	(147)	(14)
Decreases as a result of positions taken in the current period	—	—	(34)
Balance end of period	9	9	147

Earliest Tax Years that Remain Subject to Examination by Major Taxable Jurisdictions
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2013
Angola	2010
Australia	2011
Nigeria	2009
Norway	2013
Thailand	2005